Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — 97.4%
Advertising — 0.1%
Omnicom Group, Inc.	3,919	$369,718
The Interpublic Group of Cos., Inc.	7,636	284,365
		654,083
Aerospace & Defense — 1.7%
General Dynamics Corp.	4,374	998,190
Howmet Aerospace, Inc.	6,957	294,768
L3Harris Technologies, Inc.	3,716	729,228
Lockheed Martin Corp.	4,394	2,077,176
Northrop Grumman Corp.	2,803	1,294,201
Raytheon Technologies Corp.	28,370	2,778,274
The Boeing Co.*	10,831	2,300,829
TransDigm Group, Inc.	1,013	746,632
		11,219,298
Agriculture — 0.8%
Altria Group, Inc.	34,698	1,548,225
Archer-Daniels-Midland Co.	10,415	829,659
Bunge Ltd.	2,878	274,906
Philip Morris International, Inc.	29,829	2,900,870
		5,553,660
Airlines — 0.2%
Alaska Air Group, Inc.*	2,219	93,110
American Airlines Group, Inc.*	12,540	184,965
Delta Air Lines, Inc.*	11,936	416,805
Southwest Airlines Co.	11,743	382,117
United Airlines Holdings, Inc.*	6,296	278,598
		1,355,595
Apparel — 0.5%
NIKE, Inc., Class B	24,071	2,952,067
Ralph Lauren Corp.	856	99,870
Tapestry, Inc.	4,359	187,917
VF Corp.	6,130	140,438
		3,380,292
Auto Manufacturers — 2.1%
Cummins, Inc.	2,666	636,854
Ford Motor Co.	76,461	963,409
General Motors Co.	26,935	987,976
PACCAR, Inc.	9,916	725,851
Tesla, Inc.*	51,891	10,765,307
		14,079,397
Auto Parts & Equipment — 0.1%
Aptiv PLC*	5,131	575,647
BorgWarner, Inc.	4,624	227,085
		802,732
Banks — 4.0%
Bank of America Corp.	134,406	3,844,012
Citigroup, Inc.	37,492	1,758,000
Citizens Financial Group, Inc.	9,279	281,803
Comerica, Inc.	2,594	112,631
Fifth Third Bancorp	13,580	361,771
First Republic Bank	3,468	48,517
Huntington Bancshares, Inc.	28,630	320,656
	Number of Shares	Value†

Banks — (continued)
JPMorgan Chase & Co.	56,604	$7,376,067
KeyCorp	18,298	229,091
M&T Bank Corp.	3,237	387,048
Morgan Stanley	25,377	2,228,101
Northern Trust Corp.	4,149	365,651
Regions Financial Corp.	17,484	324,503
State Street Corp.	6,965	527,181
The Bank of New York Mellon Corp.	14,031	637,569
The Goldman Sachs Group, Inc.	6,542	2,139,954
The PNC Financial Services Group, Inc.	7,737	983,373
Truist Financial Corp.	25,792	879,507
US Bancorp	27,039	974,756
Wells Fargo & Co.	73,300	2,739,954
Zions Bancorp NA	2,571	76,950
		26,597,095
Beverages — 1.8%
Brown-Forman Corp., Class B	3,351	215,369
Constellation Brands, Inc., Class A	3,172	716,523
Keurig Dr Pepper, Inc.	16,668	588,047
Molson Coors Beverage Co., Class B	3,601	186,100
Monster Beverage Corp.*	14,530	784,765
PepsiCo, Inc.	26,631	4,854,831
The Coca-Cola Co.	75,261	4,668,440
		12,014,075
Biotechnology — 1.7%
Amgen, Inc.	10,298	2,489,541
Biogen, Inc.*	2,811	781,542
Bio-Rad Laboratories, Inc., Class A*	427	204,541
Corteva, Inc.	13,584	819,251
Gilead Sciences, Inc.	24,241	2,011,276
Illumina, Inc.*	2,985	694,162
Incyte Corp.*	3,634	262,629
Moderna, Inc.*	6,408	984,141
Regeneron Pharmaceuticals, Inc.*	2,074	1,704,144
Vertex Pharmaceuticals, Inc.*	4,972	1,566,528
		11,517,755
Building Materials — 0.5%
Carrier Global Corp.	16,361	748,516
Johnson Controls International PLC	13,425	808,453
Martin Marietta Materials, Inc.	1,228	436,013
Masco Corp.	4,204	209,023
Mohawk Industries, Inc.*	967	96,913
Trane Technologies PLC	4,407	810,800
Vulcan Materials Co.	2,623	450,002
		3,559,720
Chemicals — 1.7%
Air Products and Chemicals, Inc.	4,301	1,235,290
Albemarle Corp.	2,225	491,814
Celanese Corp.	1,885	205,258
CF Industries Holdings, Inc.	3,603	261,181
Dow, Inc.	13,736	753,007
DuPont de Nemours, Inc.	8,926	640,619

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
Eastman Chemical Co.	2,246	$189,428
Ecolab, Inc.	4,696	777,329
FMC Corp.	2,389	291,769
International Flavors & Fragrances, Inc.	4,887	449,408
Linde PLC	9,511	3,380,590
LyondellBasell Industries N.V., Class A	5,035	472,736
PPG Industries, Inc.	4,562	609,392
The Mosaic Co.	6,660	305,561
The Sherwin-Williams Co.	4,583	1,030,121
		11,093,503
Commercial Services — 1.8%
Automatic Data Processing, Inc.	8,020	1,785,493
Cintas Corp.	1,686	780,079
CoStar Group, Inc.*	7,974	549,010
Equifax, Inc.	2,386	483,976
FleetCor Technologies, Inc.*	1,404	296,033
Gartner, Inc.*	1,511	492,239
Global Payments, Inc.	5,139	540,828
MarketAxess Holdings, Inc.	768	300,511
Moody's Corp.	3,071	939,787
PayPal Holdings, Inc.*	22,082	1,676,907
Quanta Services, Inc.	2,689	448,095
Robert Half International, Inc.	1,870	150,666
Rollins, Inc.	4,442	166,708
S&P Global, Inc.	6,366	2,194,806
United Rentals, Inc.	1,339	529,923
Verisk Analytics, Inc.	3,054	585,940
		11,921,001
Computers — 8.6%
Accenture PLC, Class A	12,122	3,464,589
Apple, Inc.	287,231	47,364,392
Cognizant Technology Solutions Corp., Class A	10,096	615,149
DXC Technology Co.*	4,316	110,317
EPAM Systems, Inc.*	1,066	318,734
Fortinet, Inc.*	12,625	839,057
Hewlett Packard Enterprise Co.	24,386	388,469
HP, Inc.	16,694	489,969
International Business Machines Corp.	17,458	2,288,569
Leidos Holdings, Inc.	2,680	246,721
NetApp, Inc.	4,201	268,234
Seagate Technology Holdings PLC	3,505	231,751
Western Digital Corp.*	6,025	226,962
		56,852,913
Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.	16,207	1,217,956
The Estee Lauder Cos., Inc., Class A	4,495	1,107,838
The Procter & Gamble Co.	45,545	6,772,086
		9,097,880
Distribution & Wholesale — 0.4%
Copart, Inc.*	8,115	610,329
Fastenal Co.	10,981	592,315
	Number of Shares	Value†

Distribution & Wholesale — (continued)
LKQ Corp.	5,109	$289,987
Pool Corp.	769	263,337
W.W. Grainger, Inc.	862	593,754
		2,349,722
Diversified Financial Services — 3.7%
American Express Co.	11,568	1,908,142
Ameriprise Financial, Inc.	2,038	624,647
BlackRock, Inc.	2,904	1,943,124
Capital One Financial Corp.	7,387	710,334
Cboe Global Markets, Inc.	2,016	270,628
CME Group, Inc.	6,984	1,337,576
Discover Financial Services	5,207	514,660
Franklin Resources, Inc.	5,830	157,060
Intercontinental Exchange, Inc.	10,854	1,131,964
Invesco Ltd.	9,169	150,372
Mastercard, Inc., Class A	16,286	5,918,495
Nasdaq, Inc.	6,390	349,341
Raymond James Financial, Inc.	3,776	352,188
Synchrony Financial	9,056	263,348
T. Rowe Price Group, Inc.	4,391	495,744
The Charles Schwab Corp.	29,467	1,543,481
Visa, Inc., Class A	31,422	7,084,404
		24,755,508
Electric — 2.7%
Alliant Energy Corp.	4,883	260,752
Ameren Corp.	5,109	441,366
American Electric Power Co., Inc.	9,976	907,716
CenterPoint Energy, Inc.	11,813	348,011
CMS Energy Corp.	5,690	349,252
Consolidated Edison, Inc.	6,693	640,319
Constellation Energy Corp.	6,110	479,635
Dominion Energy, Inc.	16,222	906,972
DTE Energy Co.	3,827	419,210
Duke Energy Corp.	14,917	1,439,043
Edison International	7,248	511,636
Entergy Corp.	3,912	421,479
Evergy, Inc.	4,464	272,840
Eversource Energy	6,556	513,073
Exelon Corp.	19,268	807,137
FirstEnergy Corp.	10,734	430,004
NextEra Energy, Inc.	38,324	2,954,014
NRG Energy, Inc.	4,337	148,716
PG&E Corp.*	31,365	507,172
Pinnacle West Capital Corp.	2,230	176,705
PPL Corp.	14,059	390,700
Public Service Enterprise Group, Inc.	9,794	611,635
Sempra Energy	6,113	924,041
The AES Corp.	12,568	302,637
The Southern Co.	21,094	1,467,721
WEC Energy Group, Inc.	5,999	568,645
Xcel Energy, Inc.	10,691	721,001
		17,921,432

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	4,346	$631,604
Emerson Electric Co.	11,095	966,819
Generac Holdings, Inc.*	1,206	130,260
		1,728,683
Electronics — 1.1%
Agilent Technologies, Inc.	5,657	782,589
Allegion PLC	1,701	181,548
Amphenol Corp., Class A	11,564	945,010
Fortive Corp.	6,692	456,194
Garmin Ltd.	3,027	305,485
Honeywell International, Inc.	12,977	2,480,164
Keysight Technologies, Inc.*	3,506	566,149
Mettler-Toledo International, Inc.*	433	662,581
TE Connectivity Ltd.	6,040	792,146
Trimble, Inc.*	4,721	247,475
		7,419,341
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.*	2,651	557,453
First Solar, Inc.*	1,862	404,985
SolarEdge Technologies, Inc.*	1,095	332,825
		1,295,263
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	2,355	276,736
Entertainment — 0.1%
Caesars Entertainment, Inc.*	4,132	201,683
Live Nation Entertainment, Inc.*	2,764	193,480
		395,163
Environmental Control — 0.3%
Pentair PLC	2,923	161,554
Republic Services, Inc.	4,040	546,289
Waste Management, Inc.	7,097	1,158,017
		1,865,860
Food — 1.2%
Campbell Soup Co.	3,878	213,213
Conagra Brands, Inc.	9,013	338,528
General Mills, Inc.	11,242	960,741
Hormel Foods Corp.	5,757	229,589
Kellogg Co.	4,911	328,841
Lamb Weston Holdings, Inc.	2,843	297,150
McCormick & Co., Inc.	4,963	412,971
Mondelez International, Inc., Class A	26,425	1,842,351
Sysco Corp.	9,896	764,268
The Hershey Co.	2,787	709,041
The J.M. Smucker Co.	2,048	322,294
The Kraft Heinz Co.	15,108	584,226
The Kroger Co.	12,653	624,679
Tyson Foods, Inc., Class A	5,381	319,201
		7,947,093
Forest Products & Paper — 0.0%
International Paper Co.	6,646	239,655
	Number of Shares	Value†

Gas — 0.1%
Atmos Energy Corp.	2,815	$316,294
NiSource, Inc.	7,816	218,535
		534,829
Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,024	252,815
Stanley Black & Decker, Inc.	2,788	224,657
		477,472
Healthcare Products — 3.9%
Abbott Laboratories	33,541	3,396,362
Align Technology, Inc.*	1,417	473,476
Baxter International, Inc.	9,586	388,808
Bio-Techne Corp.	3,092	229,395
Boston Scientific Corp.*	27,788	1,390,234
Danaher Corp.	12,605	3,176,964
DENTSPLY SIRONA, Inc.	4,322	169,768
Edwards Lifesciences Corp.*	11,954	988,954
GE HealthCare Technologies, Inc.*	7,050	578,312
Hologic, Inc.*	4,731	381,792
IDEXX Laboratories, Inc.*	1,621	810,630
Insulet Corp.*	1,334	425,493
Intuitive Surgical, Inc.*	6,836	1,746,393
Medtronic PLC	25,697	2,071,692
PerkinElmer, Inc.	2,363	314,893
ResMed, Inc.	2,779	608,573
STERIS PLC	1,954	373,761
Stryker Corp.	6,522	1,861,835
Teleflex, Inc.	951	240,898
The Cooper Cos., Inc.	924	344,985
Thermo Fisher Scientific, Inc.	7,585	4,371,766
Waters Corp.*	1,108	343,070
West Pharmaceutical Services, Inc.	1,442	499,610
Zimmer Biomet Holdings, Inc.	4,130	533,596
		25,721,260
Healthcare Services — 2.4%
Catalent, Inc.*	3,353	220,326
Centene Corp.*	10,806	683,047
Charles River Laboratories International, Inc.*	978	197,380
DaVita, Inc.*	1,114	90,356
Elevance Health, Inc.	4,613	2,121,103
HCA Healthcare, Inc.	4,126	1,087,944
Humana, Inc.	2,457	1,192,775
IQVIA Holdings, Inc.*	3,629	721,772
Laboratory Corp. of America Holdings	1,722	395,061
Molina Healthcare, Inc.*	1,098	293,704
Quest Diagnostics, Inc.	2,227	315,076
UnitedHealth Group, Inc.	18,029	8,520,325
Universal Health Services, Inc., Class B	1,198	152,266
		15,991,135
Home Builders — 0.3%
D.R. Horton, Inc.	6,100	595,909
Lennar Corp., Class A	4,869	511,781
NVR, Inc.*	57	317,615

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Builders — (continued)
PulteGroup, Inc.	4,322	$251,886
		1,677,191
Home Furnishings — 0.0%
Whirlpool Corp.	1,045	137,961
Household Products & Wares — 0.3%
Avery Dennison Corp.	1,546	276,626
Church & Dwight Co., Inc.	4,783	422,865
Kimberly-Clark Corp.	6,557	880,080
The Clorox Co.	2,309	365,376
		1,944,947
Housewares — 0.0%
Newell Brands, Inc.	6,181	76,892
Insurance — 3.8%
Aflac, Inc.	10,826	698,494
American International Group, Inc.	14,228	716,522
Aon PLC, Class A	3,971	1,252,017
Arch Capital Group Ltd.*	7,239	491,311
Arthur J. Gallagher & Co.	4,117	787,623
Assurant, Inc.	984	118,149
Berkshire Hathaway, Inc., Class B*	34,760	10,732,845
Brown & Brown, Inc.	4,441	255,002
Chubb Ltd.	8,033	1,559,848
Cincinnati Financial Corp.	3,071	344,198
Everest Re Group Ltd.	724	259,207
Globe Life, Inc.	1,660	182,633
Lincoln National Corp.	2,809	63,118
Loews Corp.	3,962	229,875
Marsh & McLennan Cos., Inc.	9,604	1,599,546
MetLife, Inc.	12,630	731,782
Principal Financial Group, Inc.	4,486	333,400
Prudential Financial, Inc.	7,026	581,331
The Allstate Corp.	5,061	560,809
The Hartford Financial Services Group, Inc.	6,070	423,018
The Progressive Corp.	11,339	1,622,157
The Travelers Cos., Inc.	4,480	767,917
W.R. Berkley Corp.	4,026	250,659
Willis Towers Watson PLC	2,034	472,661
		25,034,122
Internet — 8.5%
Alphabet, Inc., Class A*	115,073	11,936,522
Alphabet, Inc., Class C*	100,175	10,418,200
Amazon.com, Inc.*	172,216	17,788,191
Booking Holdings, Inc.*	747	1,981,350
CDW Corp.	2,669	520,161
eBay, Inc.	10,235	454,127
Etsy, Inc.*	2,470	274,985
Expedia Group, Inc.*	2,864	277,894
F5, Inc.*	1,076	156,762
Gen Digital Inc.	10,997	188,709
Match Group, Inc.*	5,133	197,056
Meta Platforms, Inc., Class A*	42,947	9,102,187
	Number of Shares	Value†

Internet — (continued)
Netflix, Inc.*	8,565	$2,959,036
VeriSign, Inc.*	1,762	372,364
		56,627,544
Iron & Steel — 0.2%
Nucor Corp.	4,910	758,448
Steel Dynamics, Inc.	3,202	362,018
		1,120,466
Leisure Time — 0.1%
Carnival Corp.*	19,064	193,500
Norwegian Cruise Line Holdings Ltd.*	7,409	99,651
Royal Caribbean Cruises Ltd.*	4,445	290,258
		583,409
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	5,290	745,202
Las Vegas Sands Corp.*	6,570	377,447
Marriott International, Inc., Class A	5,105	847,634
MGM Resorts International	5,767	256,170
Wynn Resorts Ltd.*	2,019	225,946
		2,452,399
Machinery — Construction & Mining — 0.3%
Caterpillar, Inc.	10,052	2,300,300
Machinery — Diversified — 0.8%
Deere & Co.	5,230	2,159,362
Dover Corp.	2,690	408,719
IDEX Corp.	1,438	332,221
Ingersoll Rand, Inc.	7,613	442,924
Nordson Corp.	1,030	228,928
Otis Worldwide Corp.	8,162	688,873
Rockwell Automation, Inc.	2,239	657,035
Westinghouse Air Brake Technologies Corp.	3,619	365,736
Xylem, Inc.	3,399	355,875
		5,639,673
Media — 1.3%
Charter Communications, Inc., Class A*	2,040	729,524
Comcast Corp., Class A	81,282	3,081,401
DISH Network Corp., Class A*	4,152	38,738
FactSet Research Systems, Inc.	714	296,374
Fox Corp., Class A	5,368	182,780
Fox Corp., Class B	2,720	85,163
News Corp., Class A	6,937	119,802
News Corp., Class B	1,762	30,712
Paramount Global, Class B	9,983	222,721
The Walt Disney Co.*	35,122	3,516,766
Warner Bros Discovery, Inc.*	42,250	637,975
		8,941,956
Mining — 0.3%
Freeport-McMoRan, Inc.	27,789	1,136,848

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Mining — (continued)
Newmont Corp.	15,056	$738,045
		1,874,893
Miscellaneous Manufacturing — 1.1%
3M Co.	10,722	1,126,989
A.O. Smith Corp.	2,546	176,056
Eaton Corp. PLC	7,721	1,322,916
General Electric Co.	21,151	2,022,036
Illinois Tool Works, Inc.	5,310	1,292,719
Parker-Hannifin Corp.	2,437	819,100
Teledyne Technologies, Inc.*	877	392,335
Textron, Inc.	3,865	272,985
		7,425,136
Office & Business Equipment — 0.0%
Zebra Technologies Corp., Class A*	967	307,506
Oil & Gas — 3.9%
APA Corp.	6,242	225,087
Chevron Corp.	34,248	5,587,904
ConocoPhillips	23,663	2,347,606
Coterra Energy, Inc.	14,725	361,351
Devon Energy Corp.	12,306	622,807
Diamondback Energy, Inc.	3,595	485,936
EOG Resources, Inc.	11,384	1,304,948
EQT Corp.	6,850	218,584
Exxon Mobil Corp.	79,461	8,713,693
Hess Corp.	5,260	696,108
Marathon Oil Corp.	12,211	292,576
Marathon Petroleum Corp.	8,805	1,187,178
Occidental Petroleum Corp.	14,168	884,508
Phillips 66	9,101	922,659
Pioneer Natural Resources Co.	4,511	921,327
Valero Energy Corp.	7,350	1,026,060
		25,798,332
Oil & Gas Services — 0.4%
Baker Hughes Co.	19,243	555,353
Halliburton Co.	17,355	549,112
Schlumberger N.V.	27,493	1,349,906
		2,454,371
Packaging and Containers — 0.2%
Amcor PLC	28,419	323,408
Ball Corp.	5,874	323,716
Packaging Corp. of America	1,800	249,894
Sealed Air Corp.	2,463	113,076
Westrock Co.	4,629	141,046
		1,151,140
Pharmaceuticals — 6.1%
AbbVie, Inc.	34,190	5,448,860
AmerisourceBergen Corp.	3,075	492,338
Becton Dickinson & Co.	5,529	1,368,649
Bristol-Myers Squibb Co.	41,015	2,842,750
Cardinal Health, Inc.	5,242	395,771
CVS Health Corp.	24,842	1,846,009
	Number of Shares	Value†

Pharmaceuticals — (continued)
Dexcom, Inc.*	7,516	$873,209
Eli Lilly & Co.	15,248	5,236,468
Henry Schein, Inc.*	2,410	196,511
Johnson & Johnson	50,450	7,819,750
McKesson Corp.	2,695	959,555
Merck & Co., Inc.	49,019	5,215,131
Organon & Co.	4,483	105,440
Pfizer, Inc.	108,549	4,428,799
The Cigna Group.	5,782	1,477,475
Viatris, Inc.	23,083	222,058
Zoetis, Inc.	9,038	1,504,285
		40,433,058
Pipelines — 0.3%
Kinder Morgan, Inc.	37,393	654,752
ONEOK, Inc.	8,467	537,993
Targa Resources Corp.	4,232	308,724
The Williams Cos., Inc.	23,740	708,876
		2,210,345
Real Estate — 0.1%
CBRE Group, Inc., Class A*	6,114	445,160
Retail — 5.3%
Advance Auto Parts, Inc.	1,175	142,892
AutoZone, Inc.*	360	884,934
Bath & Body Works, Inc.	4,228	154,660
Best Buy Co., Inc.	3,718	291,008
CarMax, Inc.*	3,059	196,633
Chipotle Mexican Grill, Inc.*	526	898,561
Costco Wholesale Corp.	8,568	4,257,182
Darden Restaurants, Inc.	2,439	378,435
Dollar General Corp.	4,288	902,452
Dollar Tree, Inc.*	4,057	582,382
Domino's Pizza, Inc.	691	227,940
Genuine Parts Co.	2,641	441,866
Lowe's Cos., Inc.	11,691	2,337,849
McDonald's Corp.	14,087	3,938,866
O'Reilly Automotive, Inc.*	1,209	1,026,417
Ross Stores, Inc.	6,619	702,474
Starbucks Corp.	22,179	2,309,499
Target Corp.	8,928	1,478,745
The Home Depot, Inc.	19,708	5,816,225
The TJX Cos., Inc.	22,466	1,760,436
Tractor Supply Co.	2,063	484,887
Ulta Beauty, Inc.*	1,012	552,218
Walgreens Boots Alliance, Inc.	13,591	469,977
Walmart, Inc.	27,144	4,002,383
Yum! Brands, Inc.	5,508	727,497
		34,966,418
Semiconductors — 6.2%
Advanced Micro Devices, Inc.*	31,040	3,042,230
Analog Devices, Inc.	9,807	1,934,137
Applied Materials, Inc.	16,308	2,003,112
Broadcom, Inc.	8,067	5,175,303
Intel Corp.	79,750	2,605,432

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
KLA Corp.	2,687	$1,072,570
Lam Research Corp.	2,636	1,397,396
Microchip Technology, Inc.	10,474	877,512
Micron Technology, Inc.	21,020	1,268,347
Monolithic Power Systems, Inc.	871	435,970
NVIDIA Corp.	47,457	13,182,131
NXP Semiconductors N.V.	4,967	926,221
ON Semiconductor Corp.*	8,200	675,024
Qorvo, Inc.*	1,996	202,734
QUALCOMM, Inc.	21,575	2,752,538
Skyworks Solutions, Inc.	3,216	379,424
Teradyne, Inc.	3,054	328,336
Texas Instruments, Inc.	17,463	3,248,293
		41,506,710
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	781	161,683
Software — 10.3%
Activision Blizzard, Inc.	13,778	1,179,259
Adobe, Inc.*	8,846	3,408,983
Akamai Technologies, Inc.*	2,835	221,980
ANSYS, Inc.*	1,696	564,429
Autodesk, Inc.*	4,107	854,913
Broadridge Financial Solutions, Inc.	2,308	338,284
Cadence Design Systems, Inc.*	5,300	1,113,477
Ceridian HCM Holding, Inc.*	3,037	222,369
Electronic Arts, Inc.	5,142	619,354
Fair Isaac Corp.*	494	347,129
Fidelity National Information Services, Inc.	11,233	610,289
Fiserv, Inc.*	12,266	1,386,426
Intuit, Inc.	5,427	2,419,519
Jack Henry & Associates, Inc.	1,423	214,475
Microsoft Corp.	143,763	41,446,873
MSCI, Inc.	1,531	856,885
Oracle Corp.	29,579	2,748,481
Paychex, Inc.	6,067	695,218
Paycom Software, Inc.*	935	284,249
PTC, Inc.*	2,028	260,050
Roper Technologies, Inc.	2,067	910,906
Salesforce, Inc.*	19,264	3,848,562
ServiceNow, Inc.*	3,912	1,817,985
Synopsys, Inc.*	2,976	1,149,480
Take-Two Interactive Software, Inc.*	2,967	353,963
Tyler Technologies, Inc.*	784	278,038
		68,151,576
Telecommunications — 2.1%
Arista Networks, Inc.*	4,818	808,749
AT&T, Inc.	137,173	2,640,580
Cisco Systems, Inc.	79,453	4,153,406
Corning, Inc.	15,007	529,447
Juniper Networks, Inc.	6,246	214,987
Motorola Solutions, Inc.	3,168	906,460
T-Mobile US, Inc.*	11,563	1,674,785
	Number of Shares	Value†

Telecommunications — (continued)
Verizon Communications, Inc.	80,803	$3,142,429
		14,070,843
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,270	121,876
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	2,277	226,266
CSX Corp.	40,634	1,216,582
Expeditors International of Washington, Inc.	3,086	339,830
FedEx Corp.	4,509	1,030,261
J.B. Hunt Transport Services, Inc.	1,537	269,682
Norfolk Southern Corp.	4,442	941,704
Old Dominion Freight Line, Inc.	1,760	599,878
Union Pacific Corp.	11,871	2,389,158
United Parcel Service, Inc., Class B	14,091	2,733,513
		9,746,874
Water — 0.1%
American Water Works Co., Inc.	3,757	550,363
TOTAL COMMON STOCKS (Cost $350,540,345)		646,531,295

REAL ESTATE INVESTMENT TRUSTS — 2.5%
Apartments — 0.3%
AvalonBay Communities, Inc.	2,723	457,627
Camden Property Trust	2,188	229,390
Equity Residential	6,734	404,040
Essex Property Trust, Inc.	1,194	249,713
Invitation Homes, Inc.	11,424	356,771
Mid-America Apartment Communities, Inc.	2,296	346,788
UDR, Inc.	5,929	243,445
		2,287,774
Diversified — 1.0%
American Tower Corp.	9,003	1,839,673
Crown Castle, Inc.	8,411	1,125,728
Digital Realty Trust, Inc.	5,433	534,118
Equinix, Inc.	1,796	1,294,988
SBA Communications Corp.	2,055	536,499
VICI Properties, Inc.	19,550	637,721
Weyerhaeuser Co.	14,533	437,879
		6,406,606
Healthcare — 0.2%
Healthpeak Properties, Inc.	10,191	223,896
Ventas, Inc.	7,950	344,633
Welltower, Inc.	9,265	664,208
		1,232,737
Hotels & Resorts — 0.0%
Host Hotels & Resorts, Inc.	13,729	226,391
Industrial — 0.3%
Prologis, Inc.	17,840	2,225,897

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Office Property — 0.1%
Alexandria Real Estate Equities, Inc.	2,952	$370,742
Boston Properties, Inc.	2,751	148,884
		519,626
Regional Malls — 0.1%
Simon Property Group, Inc.	6,241	698,805
Single Tenant — 0.1%
Realty Income Corp.	12,243	775,227
Storage & Warehousing — 0.3%
Extra Space Storage, Inc.	2,653	432,253
Iron Mountain, Inc.	5,739	303,651
Public Storage	3,079	930,289
		1,666,193
Strip Centers — 0.1%
Federal Realty Investment Trust	1,466	144,885
Kimco Realty Corp.	11,743	229,341
Regency Centers Corp.	3,064	187,455
		561,681
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,045,255)		16,600,937

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $1,469,604)	1,469,604	1,469,604
TOTAL INVESTMENTS — 100.1% (Cost $365,055,204)		$664,601,836
Other Assets & Liabilities — (0.1)%		(759,360)
TOTAL NET ASSETS — 100.0%		$663,842,476

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
N.V.— Naamloze Vennootschap.
NA— National Association.
PLC— Public Limited Company.
S&P— Standards & Poor's

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Index 500 Fund
Futures contracts held by the Fund at March 31, 2023 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-mini S&P 500 Index	06/16/23	9	50	$4,138	$1,861,988	$91,155	$—
							$91,155	$—